Subsequent Event (Details) ¥ / shares in Units, ¥ in Thousands	Mar. 19, 2019 CNY (¥) ¥ / shares
Subsequent event [abstract]
Proposed dividend, per share | ¥ / shares	¥ 0.25
Proposed dividend, amount | ¥	¥ 2,705,953